Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	5,000,000	5,000,000
Common stock, shares issed (in shares)	2,160,000	2,160,000
Common stock, shares outstanding (in shares)	1,858,536	1,854,870
Treasury stock, shares (in shares)	301,464	305,130